Derivatives and Hedging Activities - Impact of Derivative Instruments on AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Derivative [Line Items]
Amount of gain/(loss) recognized in AOCI on derivatives in cash flow hedging relationships	$ (30,127)	$ 23,943	$ 29,653
Cash flow hedging
Derivative [Line Items]
Amount of gain/(loss) recognized in AOCI on derivatives in cash flow hedging relationships	(28,519)
Cash flow hedging | Pay fixed/receive floating swap
Derivative [Line Items]
Amount of gain/(loss) recognized in AOCI on derivatives in cash flow hedging relationships	$ (28,519)